Share-Based Payments - Fair Value and Parameters for Cash-Settled Plans (Details)					12 Months Ended
	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
LTI Plan 2016
SHARE-BASED PAYMENTS
Weighted average fair value | €	€ 67.81		€ 64.16		€ 67.81
Weighted average share price | € / shares	€ 96.39		€ 124.90
Risk-free interest rate (depending on maturity)		0.37%
Expected volatility		27.00%		21.00%
Expected dividend yield				1.52%	2.03%
Weighted average remaining life of awards outstanding		2 months 12 days		8 months 12 days
Peer Group Index price | $						$ 432.27	$ 593.37
Peer Group expected dividend yield	1.16%		1.00%		1.16%	1.16%	1.00%
LTI 2020
SHARE-BASED PAYMENTS
Weighted average fair value | €	€ 94.83		€ 118.73		€ 94.83
Weighted average share price | € / shares	€ 96.39		€ 124.90
Weighted average remaining life of awards outstanding		2 years 3 months 18 days		2 years 9 months 18 days
NASDAQ-100 Total Return Index | $		$ 12,994.57		$ 19,217.94
Move
SHARE-BASED PAYMENTS
Weighted average fair value | €	€ 94.78		€ 122.88		€ 94.78
Weighted average share price | € / shares	€ 96.39		€ 124.90
Expected dividend yield				1.52%	2.03%
Weighted average remaining life of awards outstanding		9 months 18 days		1 year 1 month 6 days
Lowest | LTI Plan 2016
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)				(0.72%)
Peer Group expected volatility	32.00%		17.00%		32.00%	32.00%	17.00%
Expected correlation of the SAP share price and index price	39.00%		35.00%		39.00%	39.00%	35.00%
Lowest | LTI 2020
SHARE-BASED PAYMENTS
Expected volatility				30.00%	24.00%
Expected volatility of the NASDAQ-100 companies	36.00%		36.00%		36.00%	36.00%	36.00%
Expected correlation of SAP and the NASDAQ-100 companies	26.00%		31.00%		26.00%	26.00%	31.00%
Lowest | Move
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)				(0.72%)
Highest | LTI Plan 2016
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)				(0.11%)
Peer Group expected volatility			18.00%				18.00%
Expected correlation of the SAP share price and index price			36.00%				36.00%
Highest | LTI 2020
SHARE-BASED PAYMENTS
Expected volatility				32.00%	31.00%
Expected volatility of the NASDAQ-100 companies	41.00%		38.00%		41.00%	41.00%	38.00%
Expected correlation of SAP and the NASDAQ-100 companies	32.00%		34.00%		32.00%	32.00%	34.00%
Highest | Move
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)				(0.32%)